STOCK OPTION PLANS	12 Months Ended
Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 20 -	STOCK OPTION PLANS

Under its 2014 Stock Option Plan and prior options plans, the Company may grant stock options to officers, selected employees, as well as members of the Board of Directors and advisory board members. All options have generally been granted at a price equal to or greater than the fair market value of the Company’s Common Stock at the date of the grant. Generally, options are granted with a vesting period of up to three years and expire ten years from the date of grant.

Transactions under the plans for the years indicated were as follows:

	Fiscal Year 2016		Fiscal Year 2015		Fiscal Year 2014
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding at beginning of year	7,642,167	$0.48	5,435,667	$0.54	3,939,000	$1.18

Options Granted	360,000	$0.38	2,590,000	$0.31	3,000,000	$0.07

Options Exercised	112,500	$0.21	223,334	$0.12	308,333	$0.08

Options Expired/Forfeited	280,000	$0.60	160,166	$0.18	1,195,000	$1.60

Outstanding at end of year	7,609,667	$0.48	7,642,167	$0.48	5,435,667	$0.54

The following table summarizes information about stock options outstanding at March 31, 2016:

Range	Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price
$ 0.01 – 0.25	3,766,667	6.9	$0.08	2,766,668	$0.09
$ 0.26 – 0.50	2,650,000	8.5	$0.32	783,333	$1.08
$ 0.51 – 1.00	—	—	—	—
$ 1.01 – 2.00	96,000	1.8	1.08	96,000
$ 2.01 – 3.00	1,097,000	0.7	$2.16	847,000	$2.18

$ 0.01 – 3.00	7,609,667	6.5	$0.48	4,493,001	$0.54

As of March 31, 2016, there were 5,595,066 options available for future grant under our Stock Option Plans.

The aggregate intrinsic value of options outstanding as of March 31, 2016, calculated as the difference between the exercise price and the closing price of the Company’s Common Stock on March 31, 2016 was $904,409. The aggregate intrinsic value of vested options outstanding as of March 31, 2016 was $642,981.

The total intrinsic value of options exercised during the Fiscal 2016, 2015 and 2014 was $22,173, $31,513 and $101,962, respectively.